Income Tax (Deferred Tax Assets Not Recognized) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	¥ 72,699	¥ 121,723
2020 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	0	17,775
2021 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	0	12,880
2022 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	12,687	12,687
2023 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	10,415	40,069
2024 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	38,312	38,312
2025 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	11,285	0
Impairment losses on property, plant and equipment [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of temporary differences	29,969	29,969
Unused tax losses carried forward [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of temporary differences	¥ 72,699	¥ 121,723